Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2024-A

Collection Period	03/01/25-03/31/25
Determination Date	4/9/2025
Distribution Date	4/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$519,565,557.04
2.	Collections allocable to Principal		$13,817,565.50
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$3,167,948.22
5.	Pool Balance on the close of the last day of the related Collection Period		$502,580,043.32
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		26,544
7.	Initial Pool Balance		$666,668,280.61
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$113,706,983.95	$101,494,188.67
	c. Class A-2b Floating Rate Note Balance	$59,334,412.08	$52,961,549.11
	d. Class A-3 Note Balance	$130,020,000.00	$130,020,000.00
	e. Class B Note Balance	$46,670,000.00	$46,670,000.00
	f. Class C Note Balance	$49,330,000.00	$49,330,000.00
	g. Class D Note Balance	$55,670,000.00	$55,670,000.00
	h. Note Balance (sum a - g)	$454,731,396.03	$436,145,737.78
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.7416802	0.6620194
	c. Class A-2b Floating Rate Note Pool Factor	0.7416802	0.6620194
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7275702	0.6978332
10.	Overcollateralization Target Amount		$72,120,236.22
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$66,434,305.54
12.	Weighted Average Coupon		16.19%
13.	Weighted Average Original Term	months	68.60
14.	Weighted Average Remaining Term	months	52.52
15.	30 day Average SOFR for the accrual period ending 4/14/2025		4.34867%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2025		5.07867%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,585,455.76
	b. Liquidation Proceeds allocable to Finance Charge		$222.87
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,585,678.63
18.	Principal:
	a. Collections allocable to Principal		$13,817,565.50
	b. Liquidation Proceeds allocable to Principal		$1,172,924.89
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$14,990,490.39
19.	Total Finance Charge and Principal Collections (17d + 18d)		$21,576,169.02
20.	Interest Income from Collection Account		$65,076.11
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$21,641,245.13

Available Funds
23.	Available Collections	$21,641,245.13
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$21,641,245.13
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$974,185.42
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$974,185.42
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$547,688.64
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$547,688.64
	i. Class A-2b Monthly Interest	$242,746.03
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$242,746.03
	m. Class A-3 Monthly Interest	$585,090.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$585,090.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$208,070.42
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$208,070.42
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$231,028.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$231,028.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$290,875.75
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$290,875.75

36.	Quaternary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$3,079,685.09
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$24,271,588.93
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,585,678.63
	b. Total Daily Deposits of Principal Collections	$14,990,490.39
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$65,076.11
	e. Total Deposits to Collection Account (sum a - d)	$21,641,245.13
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$974,185.42
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,667,059.71
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$21,641,245.13
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$547,688.64
	c. Class A-2b Interest Distribution	$242,746.03
	d. Class A-3 Interest Distribution	$585,090.00
	e. Class B Interest Distribution	$208,070.42
	f. Class C Interest Distribution	$231,028.83
	g. Class D Interest Distribution	$290,875.75
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2a Principal Distribution	$12,212,795.28
	j. Class A-2b Principal Distribution	$6,372,862.97
	k. Class A-3 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$20,691,157.92
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$12,760,483.92
	c. Class A-2b Distribution	$6,615,609.00
	d. Class A-3 Distribution	$585,090.00
	e. Class B Distribution	$208,070.42
	f. Class C Distribution	$231,028.83
	g. Class D Distribution	$290,875.75
	h. Total Withdrawals from Note Payment Account (sum a - g)	$20,691,157.92

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$0.00
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$6,666,682.81
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$6,666,682.81
51.	Investment Earnings	$24,098.21
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$6,690,781.02
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$24,098.21
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$6,666,682.81
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$974,185.42
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$20,667,059.71
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$24,098.21
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$12,760,483.92
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,615,609.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$585,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$208,070.42
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$231,028.83
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$290,875.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,719	$39,023,983.24
	b. 61 to 90 days past due	646	$14,530,581.51
	c. 91 to 120 days past due	172	$3,510,209.37
	d. 121 or more days past due	2	$46,762.93
	e. Total Past Due (sum a - d)	2,539	$57,111,537.05
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		11.3637%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	163	$3,167,948.22
76.	Recoveries	207	$1,173,147.76
77.	Net Losses (Ln 76 - Ln 77)		$1,994,800.46
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.3839%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	1,156	$25,992,533.23
80.	Recoveries	796	$7,462,954.76
81.	Cumulative Net Losses (Ln 80 - Ln 81)		$18,529,578.47
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		2.7794%
83.	Average Net Loss on Defaulted Receivables		$16,029.05

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$12,032,475.44
85.	Pool Balance on the close of the last day of the preceding Collection Period		$519,565,557.04
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.32%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 9, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer